Shareholder Report, Average Annual Return (Details) LMF8100_BrandywineGLOBAL - Corporate Credit Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.34%	3.49%	5.88%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.24%	4.23%	6.26%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA U.S. Corporate & High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & High Yield Index
Average Annual Return, Percent	7.88%	0.74%	3.86%
Consumer Price Index (CPI) plus 3% annual risk premium [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index (CPI) plus 3% annual risk premium
Average Annual Return, Percent	5.75%	7.59%	6.29%